Stock options granted (Details)	12 Months Ended
	Dec. 31, 2019 ₩ / shares
5th grant
Stock options granted [Line Items]
Grant date	March 21, 2006
Exercise price in won	₩ 38,829	[1]
Number of shares granted	3,296,200
Options expiry dates	Aug. 21, 2019
Changes in number of shares granted:
Balance at January 1, 2019	2,500
Exercised and cancelled	2,500	[2]
Balance at December 31, 2019	0
Fair value per share in won	0
6th grant
Stock options granted [Line Items]
Grant date	March 20, 2007
Exercise price in won	₩ 54,560	[1]
Number of shares granted	1,301,050
Options expiry dates	Aug. 19, 2020
Changes in number of shares granted:
Balance at January 1, 2019	58,764
Exercised and cancelled	0	[2]
Balance at December 31, 2019	58,764
Fair value per share in won	88
7th grant
Stock options granted [Line Items]
Grant date	March 19, 2008
Exercise price in won	₩ 49,053	[1]
Number of shares granted	808,700
Options expiry dates	May NaN, 2021
Changes in number of shares granted:
Balance at January 1, 2019	45,628
Exercised and cancelled	9,466	[2]
Balance at December 31, 2019	36,162
Fair value per share in won	1,122(Expiration of contractual exercise period : May 17, 2021) 1,301(Expiration of contractual exercise period : Sep 17, 2021)

[1]	The weighted average exercise price for 94,926 stock options outstanding at December 31, 2019 is W52,462.
[2]	As of December 31, 2019, the exercise of the remaining for 9,466 stock options (7th grant) was cancelled.